Expense Example {- Fidelity Capital & Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835